Basis of Preparation - Changes to Carrying Amount of Financial Assets as of Adoption (Details) - JPY (¥) ¥ in Millions	Apr. 01, 2018	Mar. 31, 2018
Disclosure of financial assets and liabilities at date of initial application of IFRS 9 [Line Items]
Financial assets measured at amortized cost		¥ 816,678
Financial assets measured at fair value through profit or loss		2,832
Derivative assets to which hedge accounting is applied		2,527
Financial assets measured at fair value through other comprehensive income		169,814
Total		¥ 991,851
Adoption of IFRS 9
Disclosure of financial assets and liabilities at date of initial application of IFRS 9 [Line Items]
Financial assets measured at amortized cost	¥ 811,375
Financial assets measured at fair value through profit or loss	8,338
Derivative assets to which hedge accounting is applied	2,527
Financial assets measured at fair value through other comprehensive income	203,276
Total	1,025,516
Adoption of IFRS 9 | Reclassification
Disclosure of financial assets and liabilities at date of initial application of IFRS 9 [Line Items]
Financial assets measured at amortized cost	(5,303)
Financial assets measured at fair value through profit or loss	5,303
Derivative assets to which hedge accounting is applied	0
Financial assets measured at fair value through other comprehensive income	0
Total	0
Adoption of IFRS 9 | Remeasurement
Disclosure of financial assets and liabilities at date of initial application of IFRS 9 [Line Items]
Financial assets measured at amortized cost	0
Financial assets measured at fair value through profit or loss	203
Derivative assets to which hedge accounting is applied	0
Financial assets measured at fair value through other comprehensive income	33,462
Total	¥ 33,665